UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: ________

	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          10/31/12


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0


Form 13F Information Table Entry Total:	    80


Form 13F Information Table Value Total:	    $124,241 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of September 30, 2012




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      907     9905 SH       Sole                                       9905
AmBev (preferred)ADR           COM              20441W203      862    22520 SH       Sole                                      22520
Amazon.com                     COM              023135106      254     1000 SH       Sole                                       1000
American Movil ADR             COM              02364W105     1948    76589 SH       Sole                                      76589
Amgen Inc                      COM              031162100     1142    13547 SH       Sole                                      13547
Apple Computer                 COM              037833100      991     1485 SH       Sole                                       1485
BHP Billiton Ltd.              COM              088606108      639     9320 SH       Sole                                       9320
Bank of New York Mellon        COM              064058100     1134    50144 SH       Sole                                      50144
Becton Dickinson Co.           COM              075887109      920    11705 SH       Sole                                      11705
Berkshire Hathaway Inc Cl A    COM              084670108      398        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109     1002     4945 SH       Sole                                       4945
Canon Inc. (JPY) ADR           COM              138006309      324    10127 SH       Sole                                      10127
Check Point Software (ISR)     COM              M22465104      541    11240 SH       Sole                                      11240
China Life Insurance Co.       COM              16939P106     1152    26558 SH       Sole                                      26558
Church & Dwight                COM              171340102     2035    37692 SH       Sole                                      37692
CocaCola Femsa (Mex)           COM              191241108     1193     9247 SH       Sole                                       9247
Colgate                        COM              194162103      231     2150 SH       Sole                                       2150
DJ Select Dividend Index       COM              464287168     4014    69599 SH       Sole                                      69599
Diageo PLC                     COM              25243Q205     1699    15070 SH       Sole                                      15070
EMC Corp Com                   COM              268648102      694    25458 SH       Sole                                      25458
Emerson Electric               COM              291011104      228     4714 SH       Sole                                       4714
Exelis Inc                     COM              30162a108      183    17670 SH       Sole                                      17670
Exxon Corp                     COM              30231G102     1399    15295 SH       Sole                                      15295
FedEx Corp.                    COM              31428X106     1558    18415 SH       Sole                                      18415
Fifth Third Bancorp            COM              316773100      367    23678 SH       Sole                                      23678
General Electric               COM              369604103     1006    44290 SH       Sole                                      44290
General Mills                  COM              370334104      361     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      458     9861 SH       Sole                                       9861
Hasbro Corp                    COM              418056107     1192    31230 SH       Sole                                      31230
Hershey Foods Corp             COM              427866108     1018    14360 SH       Sole                                      14360
ICICI Bank (India)             COM              45104G104     1310    32641 SH       Sole                                      32641
Intel                          COM              458140100      578    25529 SH       Sole                                      25529
International Business Machine COM              459200101     1266     6101 SH       Sole                                       6101
Iron Mountain                  COM              462846106     1002    29370 SH       Sole                                      29370
Jardine Strategic Hldgs (ADR)  COM              471122200      206     3035 SH       Sole                                       3035
Johnson & Johnson              COM              478160104      518     7518 SH       Sole                                       7518
KLD Select Social Index Fund   COM              464288802      256     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      252     4876 SH       Sole                                       4876
LVMH Moet Hennessy             COM              502441306      364    12120 SH       Sole                                      12120
Manpower                       COM              56418H100      968    26293 SH       Sole                                      26293
McCormick Inc                  COM              579780206      330     5315 SH       Sole                                       5315
McDonald's                     COM              580135101     1005    10952 SH       Sole                                      10952
Mead Westvaco Corp             COM              583334107      502    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105     1231    27295 SH       Sole                                      27295
Microsoft                      COM              594918104     1160    38990 SH       Sole                                      38990
Mindray Medical Int'l          COM              602675100     1017    30245 SH       Sole                                      30245
Minnesota Mining & MFG Co      COM              88579Y101      555     6001 SH       Sole                                       6001
Norfolk Southern               COM              655844108     1525    23972 SH       Sole                                      23972
Pao de Acucar (BZL)            COM              20440t201      419     9295 SH       Sole                                       9295
Petrobras (Brazil)             COM              71654V408      221     9630 SH       Sole                                       9630
Pfizer                         COM              717081103      395    15888 SH       Sole                                      15888
Proctor & Gamble               COM              742718109      809    11669 SH       Sole                                      11669
Robbins & Meyers               COM              770196103      238     3996 SH       Sole                                       3996
Rockwell Automation Inc        COM              773903109      311     4470 SH       Sole                                       4470
S&P Mid Cap 400 ETF            COM              464287507     1544    15649 SH       Sole                                      15649
S&P MidCap 400                 COM              78467Y107    10581    58808 SH       Sole                                      58808
S&P Spyders                    COM              78462F103    18519   128629 SH       Sole                                     128629
Schlumberger                   COM              806857108     1147    15853 SH       Sole                                      15853
Sherwin Williams               COM              824348106      242     1625 SH       Sole                                       1625
Siemens ADR (Ger)              COM              826197501     1388    13855 SH       Sole                                      13855
Smith & Nephew (UK) ADR        COM              83175M205     1272    23075 SH       Sole                                      23075
Soc Quimica y Minera de Chile  COM              833635105     1285    20842 SH       Sole                                      20842
St Jude Medical                COM              790849103     1286    30522 SH       Sole                                      30522
Suncor Energy                  COM              867224107     1143    34789 SH       Sole                                      34789
Teva Pharmaceutical (ISR)      COM              881624209     1481    35760 SH       Sole                                      35760
Texas Instruments              COM              882508104     1311    47578 SH       Sole                                      47578
Total Market Viper             COM              922908769     9439   128155 SH       Sole                                     128155
US Bancorp                     COM              902973304     2266    66076 SH       Sole                                      66076
Unilever (NL-UK)               COM              904784709     1156    32590 SH       Sole                                      32590
Vanguard All-World ex-US ETF   COM              922042775     2825    65765 SH       Sole                                      65765
Vanguard Emerging Markets ETF  COM              922042858     3827    91735 SH       Sole                                      91735
Verizon Communications         COM              92343V104      235     5154 SH       Sole                                       5154
Vina Concha Y Toro (CHL)       COM              927191106      473    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281      640    13955 SH       Sole                                      13955
Xylem                          COM              98419m100      453    17995 SH       Sole                                      17995
i Shares MSCI Emerging Markets COM              464287234     5155   124735 SH       Sole                                     124735
iShares MSCI EAFE Index        COM              464287465     5860   110575 SH       Sole                                     110575
iShares Russell 2000           COM              464287655     3518    42160 SH       Sole                                      42160
iShares Russell Microcap       COM              464288869      612    11575 SH       Sole                                      11575
iShares S&P 500 Growth Index   COM              464287309      295     3793 SH       Sole                                       3793

					  	   TOTAL:  $124,241  2,115,361